Other liabilities and provisions - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions
Beginning balance	€ 122,042
additions	16,460
used (amounts charged against the provision)	(31,606)
unused amounts reversed	(71,694)
reclassified from accounts payable	28,040
Ending balance	63,242
Current	1,922	€ 122,042
Non-current	€ 61,320